Scudder High Yield Bond Fund

Semiannual Report
August 31, 1996


Pure No-Load(TM) Funds

A pure no-load(TM) (no sales charges) mutual fund seeking a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

                                Table of Contents

   2  In Brief
   3  Letter from the Fund's President
   4  Portfolio Summary
   5  Portfolio Management Discussion
   7  Investment Portfolio
   9  Financial Statements
  12  Financial Highlights
  13  Notes to Financial Statements
  17  Officers and Trustees
  18  Investment Products and Services
  19  How to Contact Scudder

                                    In Brief

o For the abbreviated semiannual period beginning with the Fund's June 28, 1996 inception and ending August 31, 1996, Scudder High Yield Bond Fund provided a total return of 2.51%. The Fund's 30-day SEC yield at the end of the period was 9.53%.

o The Fund's fundamental investment approach has led to an underweighting in debt of the most cyclical industries and a focus on issuers in such groups as communications/media, oil and gas, chemicals, and basic industrials.

o The outlook for the high yield corporate bond market remains positive. Spreads versus U.S. Treasury bonds continue to be attractive, and interest from buyers such as insurance companies and pension funds should further aid demand.


                        2 - SCUDDER HIGH YIELD BOND FUND

                        Letter From the Fund's President

Dear Shareholders,

     We welcome you as an investor in Scudder High Yield Bond Fund and are pleased to present the first shareholder report of the Fund, covering the abbreviated semiannual period ended August 31, 1996. Going forward, you can expect to receive regular reports including the annual report, which will follow the February 28, 1997 conclusion of the Fund's fiscal year.

     The Fund is off to a fine start and within just two months has grown to over $18 million in assets. At the end of the period, the Fund's 30-day SEC yield was 9.53%.

     As outlined in the management discussion that follows, during the Fund's initial two months of operation, the prices of lower-rated corporate bonds have benefited from favorable economic conditions and strong demand. While investing in these issues necessarily involves an additional element of risk, the credit quality of the high yield market as a whole is greatly improved since the more speculative days of the 1980s. This has attracted new investors, including insurance companies and pension funds, reflecting the growing acceptance of high yield bonds as a viable asset class. We believe Scudder High Yield Bond Fund provides a carefully managed vehicle through which to access the opportunities for high income and portfolio diversification offered by this market.

     For those of you who like to stay informed about new funds offered by Scudder, we introduced two new equity funds in September. Scudder Classic Growth Fund seeks long-term capital appreciation with a higher degree of principal stability than the average growth fund. Scudder 21st Century Growth Fund takes a more aggressive approach, focusing primarily on emerging growth companies with the potential to benefit from the rapidly changing industrial and economic landscape that we foresee. For more information on these and other Scudder Fund products and services, please turn to page 18.

     Thank you for your interest and investment in Scudder High Yield Bond Fund. Please do not hesitate to contact Investor Relations at 1-800-225-2470 with any questions regarding your account.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder High Yield Bond Fund

                        3 - SCUDDER HIGH YIELD BOND FUND

PORTFOLIO SUMMARY as of August 31, 1996


-----------------------------
ASSET ALLOCATION
-----------------------------
Corporate Bonds          81%
U.S. Government
Treasury Obligations     13%
Cash Equivalents          5%
Convertible Preferred
Stocks                    1%
-----------------------------
                        100%
=============================

The Fund's relatively high
position in cash and U.S.
Treasury obligations was
the temporary result of
asset flows into a new fund.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

-----------------------------
DIVERSIFICATION (Corporate
Bonds & Conv. Pref. Stock)
-----------------------------
Manufacturing            25%
Communications           14%
Media                    14%
Consumer Staples         13%
Energy                   11%
Consumer Discretionary    8%
Metals & Minerals         7%
Other                     8%
-----------------------------
                        100%
=============================

The Fund's focus on
credit analysis has lead to
significant positions in
such non-cyclical sectors
as manufacturing and
consumer staples.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

-----------------------------
QUALITY
-----------------------------
U.S. Government
Treasury Obligations     13%
Cash Equivalents          5%
BBB                       2%
BB                       16%
B                        64%
-----------------------------
                        100%
=============================

Weighted Average Quality: BB

The Fund is largely
invested in issues that are
of "B" quality according to
the major rating services.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

-----------------------------
EFFECTIVE MATURITY
-----------------------------
Less than 1 year          2%
1 - 5 years              45%
5 - 8 years              36%
8 years or greater       17%
-----------------------------
                        100%
-----------------------------

Weighted average effective
maturity: 5.72 years

A range of maturities are
represented in the portfolio.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.


For more complete details about the Fund's Investment Portfolio, see page 7.
A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.
-------------------------------------------------------------------------------
                        4 - SCUDDER HIGH YIELD BOND FUND

                         Portfolio Management Discussion

Dear Shareholders,

For the abbreviated semiannual period beginning with the Fund's June 28, 1996 inception and ending August 31, 1996, Scudder High Yield Bond Fund provided a total return (price appreciation plus income) of 2.51%. For the same two-month period, the high yield bond market returned 1.72% as gauged by the unmanaged Merrill Lynch High Yield Master Index.

                          Favorable Market Environment

The period covered by this report saw a continuation of the favorable conditions for lower-rated corporate bonds that have prevailed throughout 1996. High yield bonds as a group tend to respond to many of the same factors that influence stocks, and their prices have been the beneficiary of a stronger-than-expected economy and generally rising U.S. stock market. Economic strength has helped create a favorable credit outlook for many issuers of lower-rated debt, while at the same time a benign rate of inflation has made real yields on these issues all the more attractive.

Supply and demand factors have also provided a tailwind for high yield investors. The volume of new issues was low for both July and August, and the calendar for the rest of 1996 appears light as well. On the demand side, strong mutual fund inflows and increased interest from institutional investors that have not historically been significant buyers, including pension plans and insurance companies, have provided a strong underpinning for high yield issues.

These favorable economic conditions and technical factors have been reflected in higher prices and a tightening of the still significant yield advantage provided by lower-rated corporates versus U.S. Treasury issues of comparable maturity (and higher quality). For example, the yield advantage versus the comparable U.S. Treasury provided by a typical ten-year B-rated corporate bond fell from nearly 500 basis points (five percentage points) at the start of 1996 to under 400 basis points at the end of August, continuing the trend in place since 1991 (see accompanying chart).

THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART TITLE:
Price Strength has Narrowed the
Yield Advantage:
Yield Differential of B-rated Corporates vs.
U.S. Treasury Bonds of Comparable Maturity

LINE CHART DATA:


                    Yield Differential
                      (Basis Points)
 --------------------------------
          1/87            516
 --------------------------------
                          470
 --------------------------------
                          448
 --------------------------------
                          420
 --------------------------------
          1/88            521
 --------------------------------
                          516
 --------------------------------
                          511
 --------------------------------
                          519
 --------------------------------
          1/89            476
 --------------------------------
                          527
 --------------------------------
                          597
 --------------------------------
                          693
 --------------------------------
          1/90            716
 --------------------------------
                          724
 --------------------------------
                          787
 --------------------------------
                         1026
 --------------------------------
          1/91           1055
 --------------------------------
                          728
 --------------------------------
                          626
 --------------------------------
                          603
 --------------------------------
          1/92            640
 --------------------------------
                          418
 --------------------------------
                          449
 --------------------------------
                          513
 --------------------------------
          1/93            491
 --------------------------------
                          398
 --------------------------------
                          407
 --------------------------------
                          474
 --------------------------------
          1/94            423
 --------------------------------
                          416
 --------------------------------
                          401
 --------------------------------
                          381
 --------------------------------
          1/95            415
 --------------------------------
                          427
 --------------------------------
                          486
 --------------------------------
                          474
 --------------------------------
          1/96            528
 --------------------------------
                          435
 --------------------------------
                          406
 --------------------------------
          8/96            380
 --------------------------------

Source: Lehman Brothers High Yield Research

                            Focus on Credit Analysis

In this environment, we have set about the process of building a portfolio of companies that we believe have positive credit outlooks. Our goal is not merely to avoid defaults on securities held by the Fund, but also to identify companies


                        5 - SCUDDER HIGH YIELD BOND FUND
that are candidates for receiving a credit upgrade from the major rating agencies. The upgrading of an issuer's credit rating is frequently accompanied by an increase in the prices of its outstanding debt issues. This boost can occur when a B-rated issue is upgraded to "BB" or when a BB-rated issue becomes investment grade (bonds rated "BBB" and above are considered investment grade).

Our focus in managing the Fund is on individual security selection; however, our fundamental analysis has led us to focus the portfolio on issuers in such industries as communications/media, oil and gas, chemicals, and basic industrials. The portfolio is currently underweighted in so-called "cyclical" industries that are most likely to be adversely affected by any weakening in the economy that may occur going forward. These would include groups such as retail, paper/forest products, and homebuilders.

At the end of August, Fund assets totaled more than $18 million and were invested in 35 high yield corporate issues. The Fund's relatively high position in cash and U.S. Treasury issues at the end of the period reflects the fact that, as a new fund, money coming into the Fund from investors has been relatively high as a proportion of total assets, and takes time to invest. Nonetheless, the Fund offered a 30-day SEC yield of 9.53% at the end of August, supported in part by Scudder's waiving payment and reimbursement of all fees and expenses.

                                 Market Outlook
                                Remains Positive

The outlook for the high yield corporate bond market remains positive. While spreads versus U.S. Treasury bonds have moved somewhat towards the narrow end of their historical range, they continue to be attractive. Moreover, it appears that non-traditional buyers such as insurance companies will play an increasing role in the lower-rated debt market going forward, further supporting demand. Given the current level of the stock market, there is always the risk of a correction in equities that would spark a "flight to quality" and negatively impact high yield market sentiment, but we believe this is by no means inevitable.

In its first two months of operation, Scudder High Yield Bond Fund has provided competitive returns while building a portfolio of high yield issues based on fundamental analysis. We will continue to seek high income and capital appreciation from a carefully selected portfolio of lower-rated corporate bonds. The Fund remains suitable for investors willing to assume a measure of extra risk in pursuit of higher income, or for investors seeking to add an additional element of diversification to a well-rounded investment portfolio.

Sincerely,
Your Portfolio Management Team

/s/Kelly D. Babson        /s/Christopher L. Gootkind
Kelly D. Babson           Christopher L. Gootkind

/s/Stephen A. Wohler
Stephen A. Wohler



                        6 - SCUDDER HIGH YIELD BOND FUND

                      INVESTMENT PORTFOLIO AS OF AUGUST 31, 1996 (UNAUDITED)

                                                                                 PRINCIPAL     MARKET
                                                                                 AMOUNT($)     VALUE($)
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 4.8%
--------------------------------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company dated 8/30/96 at 5.23%, to be repurchased at $931,541 on
  9/3/96, collateralized by a $905,000 U.S. Treasury Bond,                                     ---------
  7.5%, 11/15/16 (Cost $931,000) ..............................................    931,000       931,000
                                                                                               ---------
U. S. GOVERNMENT TREASURY OBLIGATIONS 12.8%
--------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 6.625%, 7/31/01 (Cost $2,508,135) .........................  2,500,000     2,488,675
                                                                                               ---------
CORPORATE BONDS 81.0%
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 6.9%
Cinemark USA, Inc., Senior Subordinated Note, 9.625%, 8/1/08 ..................    500,000       497,500
Red Roof Inns, Inc., Senior Note, 9.625%, 12/15/03 ............................    350,000       336,000
Revlon Consumer Products, Senior Subordinated Note, Series B, 10.5%, 2/15/03 ..    500,000       516,250
                                                                                               ---------
                                                                                               1,349,750
                                                                                               ---------
CONSUMER STAPLES 10.5%
American Safety Razor Co., Senior Note, 9.875%, 8/1/05 ........................    500,000       513,750
Bruno's, Inc., Senior Subordinated Note, 10.5%, 8/1/05 ........................    500,000       506,250
Chiquita Brands International Inc., Senior Note, 10.25%, 11/1/06 ..............    500,000       515,000
WestPoint Stevens Inc., Senior Subordinated Debenture, 9.375%, 12/15/05 .......    500,000       495,000
                                                                                               ---------
                                                                                               2,030,000
                                                                                               ---------
COMMUNICATIONS 11.6%
MFS Communications Co., Inc., Step-up Coupon, 1/15/06 .........................    500,000       338,125
Paging Network. Inc., Senior Subordinated Note, 10.125%, 8/1/07 ...............    400,000       404,000
Sprint Spectrum L.P., Senior Note, 11%, 8/15/06 ...............................  1,000,000     1,010,000
Teleport Communications Group Inc., Senior Note, 9.875%, 7/1/06 ...............    500,000       501,250
                                                                                               ---------
                                                                                               2,253,375
                                                                                               ---------
FINANCIAL 2.8%
Olympic Financial Ltd., Senior Note, 13%, 5/1/00 ..............................    500,000       542,500
                                                                                               ---------
MEDIA 11.6%
Adelphia Communications Corp., Senior Note, 12.5%, 5/15/02 ....................    500,000       515,000
Cablevision Systems Corp., Senior Subordinated Note, 10.75%, 4/1/04 ...........    250,000       256,250
Cablevision Systems Corp., Senior Subordinated Note, 9.875%, 5/15/06 ..........    250,000       243,750
Heritage Media Corp., Senior Subordinated Note, 8.75%, 2/15/06 ................    400,000       372,000
K-III Communications Corp., Senior Note, 10.25%, 6/1/04 .......................    400,000       408,000
Tele-Communications, Inc., Senior Note, 7.25%, 8/1/05 .........................    500,000       457,515
                                                                                               ---------
                                                                                               2,252,515
                                                                                               ---------
MANUFACTURING 20.2%
Aetna Industries, Inc., Senior Note, 11.875%, 10/1/06 .........................    500,000       497,500


    The accompanying notes are an integral part of the financial statements.

                        7 - SCUDDER HIGH YIELD BOND FUND


                                                                                  PRINCIPAL     MARKET
                                                                                  AMOUNT($)     VALUE($)
--------------------------------------------------------------------------------------------------------
Borden Chemicals & Plastics, L.P., Note, 9.5%, 5/1/05 .........................    250,000       248,750
Foamex L.P., Senior Subordinated Debenture, 11.875%, 10/1/04 ..................    500,000       525,000
G-I Holdings, Senior Note, Series B, 10%, 2/15/06 .............................    250,000       243,125
K&F Industries, Inc., Subordinated Note, 10.375%, 9/1/04 ......................    250,000       253,750
Lear Corp., Subordinated Note, 9.5%, 7/15/06 ..................................    300,000       309,000
NL Industries, Inc., Senior Note, 11.75%, 10/15/03 ............................    500,000       518,750
Pierce Leahy Corp., Senior Subordinated Note, 11.125%, 7/15/06 ................    500,000       520,000
Specialty Equipment Co., Senior Subordinated Note, 11.375%, 12/1/03 ...........    750,000       802,500
                                                                                              ----------
                                                                                               3,918,375
                                                                                              ----------
ENERGY 9.3%
Cliffs Drilling Co., Senior Note, 10.25%, 5/15/03 .............................    500,000       508,750
Forest Oil Corp.,Senior Subordinated Note, 11.25%, 9/1/03 .....................    250,000       265,625
MESA Operating Co., Company Guarantee, 10.625%, 7/1/06 ........................    500,000       522,500
Nuevo Energy Co., Senior Subordinated Note, 9.5%, 4/15/06 .....................    500,000       502,500
                                                                                              ----------
                                                                                               1,799,375
                                                                                              ----------
METALS & MINERALS 5.4%
Oregon Steel Mills, Inc., 1st Mortgage, 11%, 6/15/03 ..........................    500,000       528,750
Renco Metals Inc., Senior Note, 11.5%, 7/1/03 .................................    500,000       526,250
                                                                                              ----------
                                                                                               1,055,000
                                                                                              ----------
CONSTRUCTION 2.7%
Schuller International Group, Senior Note, 10.875%, 12/15/04 ..................    250,000       271,250
Southdown, Inc., Senior Subordinated Note, 10%, 3/1/06 ........................    250,000       251,875
                                                                                              ----------
                                                                                                 523,125
--------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $15,548,185)                                                      15,724,015
--------------------------------------------------------------------------------------------------------

                                                                                   SHARES
--------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS 1.4%
--------------------------------------------------------------------------------------------------------
FINANCIAL
                                                                                              ----------
Criimi Mae, Inc., "B", 10.875% (Cost $250,000) ................................     10,000       267,500
                                                                                              ----------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT PORTFOLIO -- 100.0% (Cost $19,237,320)(a)                                    19,411,190
--------------------------------------------------------------------------------------------------------


(a)  The cost for federal income tax purposes was $19,237,320. At August 31, 1996, net unrealized appreciation for all securities based on tax cost was $173,870. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $224,189 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $50,319.


    The accompanying notes are an integral part of the financial statements.

                        8 - SCUDDER HIGH YIELD BOND FUND

                                FINANCIAL STATEMENTS

                         STATEMENT OF ASSETS AND LIABILITIES
                          AS OF AUGUST 31, 1996 (UNAUDITED)


ASSETS
-------------------------------------------------------------------------------------
      Investments, at market (identified cost $19,237,320) (Note A) ....  $19,411,190
      Cash .............................................................          623
      Receivable on Fund shares sold ...................................      157,366
      Interest receivable ..............................................      324,064
      Due from Adviser (Note C) ........................................       47,908
      Deferred organization expense (Note A) ...........................       21,359
                                                                          -----------
      Total assets .....................................................   19,962,510

LIABILITIES
-------------------------------------------------------------------------------------
      Payable for investments purchased ................................  $ 1,071,582
      Payable for Fund shares redeemed .................................        1,402
      Dividends ........................................................       24,397
      Accrued expenses (Note C) ........................................       69,017
                                                                          -----------
      Total liabilities ................................................    1,166,398
      -------------------------------------------------------------------------------
      NET ASSETS, AT MARKET VALUE                                         $18,796,112
      -------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------
      Net assets consist of:
      Net unrealized appreciation on investments .......................    $ 173,870
      Shares of beneficial interest ....................................       15,503
      Additional paid-in capital .......................................   18,606,739
      -------------------------------------------------------------------------------
      NET ASSETS, AT MARKET VALUE                                         $18,796,112
      -------------------------------------------------------------------------------

NET ASSET VALUE
-------------------------------------------------------------------------------------
      NET ASSET VALUE, offering and redemption price (Note A)
        per share ($18,796,112/1,550,262 outstanding shares of
        beneficial interest, $.01 par value, unlimited number of          -----------
        shares authorized) .............................................  $     12.12
                                                                          -----------


    The accompanying notes are an integral part of the financial statements.

                        9 - SCUDDER HIGH YIELD BOND FUND

                            STATEMENT OF OPERATIONS

                   FOR THE PERIOD JUNE 28, 1996 (COMMENCEMENT
                  OF OPERATIONS) TO AUGUST 31, 1996 (UNAUDITED)

INVESTMENT INCOME
-------------------------------------------------------------------------------
      Income:
      Interest .....................................................   $181,932
      Expenses:
      Management fees (Note C) .....................................     13,847
      Services to shareholders (Note C) ............................     15,176
      Custodian and accounting fees (Note C) .......................     12,910
      Trustees' fees and expenses (Note C) .........................      8,960
      Auditing .....................................................      6,825
      State registration ...........................................      6,746
      Federal registration .........................................      6,486
      Reports to shareholders ......................................      5,862
      Legal ........................................................      3,283
      Amortization of organization expense (Note A) ................        789
      Other ........................................................      2,142
                                                                       --------
      Total expenses before reductions .............................     83,026
      Expense reductions (Note C) ..................................    (83,026)
                                                                       --------
      Expenses, net ................................................         --
      -------------------------------------------------------------------------
      NET INVESTMENT INCOME                                             181,932
      -------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------
      Net unrealized appreciation during the period on investments .    173,870
                                                                       --------
      Net gain on investment transactions ..........................    173,870
      -------------------------------------------------------------------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $355,802
      -------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                        10 - SCUDDER HIGH YIELD BOND FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE PERIOD
                                                                  JUNE 28, 1996
                                                                  (COMMENCEMENT
                                                                  OF OPERATIONS)
                                                                  TO AUGUST 31,
                                                                      1996
INCREASE (DECREASE) IN NET ASSETS                                  (UNAUDITED)
--------------------------------------------------------------------------------
      Operations:
      Net investment income .....................................  $   181,932
      Net unrealized appreciation on investment
        transactions during the period ..........................      173,870
                                                                   -----------
      Net increase in net assets resulting from operations ......      355,802
                                                                   -----------
      Distributions to shareholders from net investment income ..     (181,932)
                                                                   -----------
      Fund share transactions:
      Proceeds from shares sold .................................   18,529,512
      Net asset value of shares issued to shareholders in
        reinvestment of distributions ...........................      150,530
      Cost of shares redeemed ...................................      (59,412)
      Redemption fees (Note A) ..................................          412
                                                                   -----------
      Net increase in net assets from Fund share transactions ...   18,621,042
                                                                   -----------
      INCREASE IN NET ASSETS ....................................   18,794,912
      Net assets at beginning of period .........................        1,200
                                                                   -----------
      NET ASSETS AT END OF PERIOD ...............................  $18,796,112
                                                                   -----------

OTHER INFORMATION
--------------------------------------------------------------------------------
      INCREASE (DECREASE) IN FUND SHARES
      Shares outstanding at beginning of period .................          100
                                                                   -----------
      Shares sold ...............................................    1,542,534
      Shares issued to shareholders in reinvestment
        of distributions ........................................       12,493
      Shares redeemed ...........................................       (4,865)
                                                                   -----------
      Net increase in Fund shares ...............................    1,550,162
                                                                   -----------
      Shares outstanding at end of period .......................    1,550,262
                                                                   -----------


   The accompanying notes are an integral part of the financial statements.

                        11 - SCUDDER HIGH YIELD BOND FUND

                              FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements.

                                                                 FOR THE PERIOD
                                                                 JUNE 28, 1996
                                                                 (COMMENCEMENT
                                                               OF OPERATIONS) TO
                                                                AUGUST 31, 1996
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     ------
Net asset value, beginning of period ..............................  $12.00
                                                                     ------
Income from investment operations:
Net investment income ..............................................    .18
Net realized and unrealized gain on investment transactions ........    .12
                                                                     ------
Total from investment operations ...................................    .30
                                                                     ------
Less distributions from net investment income ......................   (.18)
Redemption fee (Note A)(d) .........................................     --
                                                                     ------
Net asset value, end of period ..................................... $12.12
--------------------------------------------------------------------------------
TOTAL RETURN (%)(b) ................................................   2.51(c)**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) .............................     19
Ratio of operating expenses, net to average daily net assets (%) ...    0.0
Ratio of operating expenses before expense reductions, to
  average daily net assets (%) .....................................   4.15*
Ratio of net investment income to average daily net assets (%) .....   9.09*
Portfolio turnover rate (%) ........................................   None


(a) Per share amounts have been calculated using the weighted average shares outstanding during the period.
(b) Total return is higher due to maintenance of the Fund's expenses.
(c) Total return does not reflect the effect of the 1% redemption fee on shares held less than one year.
(d) Redemption fees were less than one-half of $.01.
*   Annualized
**  Not annualized







                        12 - SCUDDER HIGH YIELD BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                       A. SIGNIFICANT ACCOUNTING POLICIES

Scudder High Yield Bond Fund (the "Fund") is a diversified series of Scudder Portfolio Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation ("NASDAQ") System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the NASDAQ System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement and the underlying collateral, is equal to at least 100.5% of the resale price.

FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund accordingly paid no federal income taxes and no federal income tax provision was required.

REDEMPTION FEES. In general, shares of the Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by shareholders for less than one year, a fee of 1% of the lower of cost or the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income are declared daily and distributed monthly. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.



                        13 - SCUDDER HIGH YIELD BOND FUND

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

OTHER. Investment security transactions are accounted for on a trade-date basis. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All original issue discounts are accreted for both tax and financial reporting purposes.

                      B. PURCHASES AND SALES OF SECURITIES

For the period June 28, 1996 (commencement of operations) to August 31, 1996, purchases of investment securities (excluding short-term investments and U.S. Government obligations) aggregated $15,793,265. Purchases of U.S. Government obligations aggregated $2,508,135. There were no sales of investment securities (excluding short-term investments).

                               C. RELATED PARTIES

Under the Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund pays the Adviser a fee equal to an annual rate of 0.70% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Agreement also provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. In addition, the Adviser has agreed not to impose all or a portion of its management fee until June 30, 1997 in order to maintain the annualized expenses of the Fund at not more than 0.0% of average daily net assets. For the period June 28, 1996 (commencement of operations) to August 31, 1996, the Adviser did not impose all of its management fee amounting to $13,847. Further, due to the limitations of such Agreement, the Adviser's reimbursement payable to the Fund for the period June 28, 1996 (commencement of operations) to August 31, 1996, amounted to $47,908.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the period June 28, 1996 (commencement of operations) to August 31, 1996, SSC did not impose any of its fee amounting to $8,598.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the period June 28, 1996 (commencement of operations) to August 31, 1996, STC did not impose any of its fee amounting to $255.



                        14 - SCUDDER HIGH YIELD BOND FUND

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the period June 28, 1996 (commencement of operations) to August 31, 1996, SFAC did not impose any of its fee amounting to $6,418.

The Fund pays each of its Trustees not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the period June 28, 1996 (commencement of operations) to August 31, 1996, the Trustees did not impose a portion of their fee amounting to $6,000, and the fee imposed amounted to $2,960.



                        15 - SCUDDER HIGH YIELD BOND FUND

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                        16 - SCUDDER HIGH YIELD BOND FUND
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



                              Officers and Trustee


Daniel Pierce*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General Manager, WGBH Educational Foundation

Dudley H. Ladd*
Trustee

David S. Lee*
Vice President and Trustee

George M. Lovejoy, Jr.
Trustee; President and Director,
Fifty Associates

Wesley W. Marple, Jr.
Trustee; Professor of Business Administration,
Northeastern University, College of Business Administration

Jean C. Tempel
Trustee; General Partner, TL Ventures

Jerard K. Hartman*
Vice President

William M. Hutchinson*
Vice President

Thomas W. Joseph*
Vice President

Valerie F. Malter*
Vice President

Thomas F. McDonough*
Vice President, Secretary and
Assistant Treasurer

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

Coleen Downs Dinneen*
Assistant Secretary


                         *Scudder, Stevens & Clark, Inc.


                        17 - SCUDDER HIGH YIELD BOND FUND

                        Investment Products and Services



The Scudder Family of Funds


Money Market
  Scudder Cash Investment Trust
  Scudder U.S. Treasury Money Fund

Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder California Tax Free Money Fund*
  Scudder New York Tax Free Money Fund*

Tax Free+
  Scudder California Tax Free Fund*
  Scudder High Yield Tax Free Fund
  Scudder Limited Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder Massachusetts Limited Term
    Tax Free Fund*
  Scudder Massachusetts Tax Free Fund*
  Scudder Medium Term Tax Free Fund
  Scudder New York Tax Free Fund*
  Scudder Ohio Tax Free Fund*
  Scudder Pennsylvania Tax Free Fund*

Growth and Income
  Scudder Balanced Fund
  Scudder Growth and Income Fund

Income
  Scudder Emerging Markets Income Fund
  Scudder Global Bond Fund
  Scudder GNMA Fund
  Scudder High Yield Bond Fund
  Scudder Income Fund
  Scudder International Bond Fund
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund

Growth
  Scudder Capital Growth Fund
  Scudder Classic Growth Fund
  Scudder Development Fund
  Scudder Emerging Markets Growth Fund
  Scudder Global Discovery Fund
  Scudder Global Fund
  Scudder Gold Fund
  Scudder Greater Europe Growth Fund
  Scudder International Fund
  Scudder Latin America Fund
  Scudder Micro Cap Fund
  Scudder Pacific Opportunities Fund
  Scudder Quality Growth Fund
  Scudder Small Company Value Fund
  Scudder 21st Century Growth Fund
  Scudder Value Fund
  The Japan Fund


Retirement Plans and Tax-Advantaged Investments

IRAs
  Keogh Plans
  Scudder Horizon Plan*+++ (a variable annuity)
  401(k) Plans
  403(b) Plans
  SEP-IRAs
  Profit Sharing and Money Purchase
    Pension Plans


Closed-End Funds#

  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The First Iberian Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder World Income  Opportunities
    Fund, Inc.


Institutional Cash Management

  Scudder Institutional Fund, Inc.
  Scudder Fund, Inc.
  Scudder Treasurers Trust(TM)++


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges. ++For information on Scudder Treasurers Trust,(TM) an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call 1-800-541-7703.

                        18 - SCUDDER HIGH YIELD BOND FUND

                             How to Contact Scudder

Account Service and Information
--------------------------------------------------------------------------------
                For existing account service and transactions

                  Scudder Investor Relations
                  1-800-225-5163

                For personalized information about your Scudder accounts; exchanges and redemptions; or information on any Scudder fund

                  Scudder Automated Information Line (SAIL)
                  1-800-343-2890

Investment Information
--------------------------------------------------------------------------------
                To receive information about the Scudder funds, for additional applications and prospectuses, or for investment questions

                  Scudder Investor Relations
                  1-800-225-2470

                For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services
                  1-800-323-6105

Please address all correspondence to
--------------------------------------------------------------------------------
                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Visit the Scudder World Wide Web Site at:
--------------------------------------------------------------------------------
                  http://funds.scudder.com

Or Stop by a Scudder Funds Center
--------------------------------------------------------------------------------
                Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Funds Center near you--they can be found in the following cities:

                   Boca Raton             New York
                   Boston                 Portland, OR
                   Chicago                San Diego
                   Cincinnati             San Francisco
                   Los Angeles            Scottsdale

                For information on Scudder Treasurers Trust(TM), an institutional cash management service for corporations, non-profit organizations and trusts which utilizes certain portfolios of Scudder Fund, Inc.* ($100,000 minimum), call:
                1-800-541-7703.

                For information on Scudder Institutional Funds*, funds designed to meet the broad investment management and service needs of banks and other institutions, call:
                1-800-854-8525.


Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

                        19 - SCUDDER HIGH YIELD BOND FUND

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.


This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.


SCUDDER